Financing Receivables - Components (Details) - Sunlight - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 46,578	$ 41,752
Unamortized discount	(781)	(893)
Allowance for credit losses	(322)	(246)
Carrying value	$ 45,475	40,613
Participation interest in loan pool	5.00%
Advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 40,979	35,401
Allowance for credit losses	(211)	(121)
Carrying value	40,768	35,280
Loans and Loan Participation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	5,599	6,351
Unamortized discount	(781)	(893)
Allowance for credit losses	(111)	(125)
Carrying value	4,707	5,333
Residential solar loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 5,300	$ 6,000
Participation interest in loan pool	5.00%	5.00%	5.00%
Indirect Channel Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 300	$ 400